Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($)		6 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Loan to Hangzhou Shuige [Member]
Schedule of Related Party Transactions [Line Items]
Nature of related parties	[1]	$ 107,872
Repayment from Hangzhou Shuige [Member]
Schedule of Related Party Transactions [Line Items]
Nature of related parties	[1]	436,336
Loan from Hangzhou Shuige [Member]
Schedule of Related Party Transactions [Line Items]
Nature of related parties	[2]		416,297
Repayment to Hangzhou Shuige [Member]
Schedule of Related Party Transactions [Line Items]
Nature of related parties	[2]		425,318
Loan to Liwei Zhang [Member]
Schedule of Related Party Transactions [Line Items]
Nature of related parties	[3]		277,531
Repayment from Liwei Zhang [Member]
Schedule of Related Party Transactions [Line Items]
Nature of related parties	[3]		288,854
Repayment from Baiming Yu [Member]
Schedule of Related Party Transactions [Line Items]
Nature of related parties	[4]		691,872
Loan from Baiming Yu [Member]
Schedule of Related Party Transactions [Line Items]
Nature of related parties	[2]		9,372
Loan to Baiming Yu [Member]
Schedule of Related Party Transactions [Line Items]
Nature of related parties	[1]	161,853
Sales to Baiming Yu [Member]
Schedule of Related Party Transactions [Line Items]
Nature of related parties	[5]	3,184
Sales to Hangzhou Qingniu [Member]
Schedule of Related Party Transactions [Line Items]
Nature of related parties	[5]	34,708	233,109
Loan to Hangzhou Qingniu [Member]
Schedule of Related Party Transactions [Line Items]
Nature of related parties	[1]	74,681	2,708,432
Repayment from Hangzhou Qingniu [Member]
Schedule of Related Party Transactions [Line Items]
Nature of related parties	[1],[5]	98,490	4,023,255
Purchase from Hangzhou Qingniu [Member]
Schedule of Related Party Transactions [Line Items]
Nature of related parties	[6]	2,254	24,236
Loan to Shuang Wu [Member]
Schedule of Related Party Transactions [Line Items]
Nature of related parties	[1]	628,294
Repayment from Shuang Wu [Member]
Schedule of Related Party Transactions [Line Items]
Nature of related parties	[7]	2,011,267	769,039
Reimbursement from Shuang Wu [Member]
Schedule of Related Party Transactions [Line Items]
Nature of related parties	[7]		17,681
Loan from Shuang Wu [Member]
Schedule of Related Party Transactions [Line Items]
Nature of related parties	[2]	380,863
Repayment to Shuang Wu [Member]
Schedule of Related Party Transactions [Line Items]
Nature of related parties	[2]	364,329
Advance to Huiyu Chuanggu [Member]
Schedule of Related Party Transactions [Line Items]
Nature of related parties	[7]	782,654	447,796
Reimbursement from Huiyu Chuanggu [Member]
Schedule of Related Party Transactions [Line Items]
Nature of related parties	[7]		1,704,757
Management service fee to Huiyu Chuanggu [Member]
Schedule of Related Party Transactions [Line Items]
Nature of related parties	[8]	484,040
Repayment to Huiyu Chuanggu for IPO costs paid on behalf of the Group [Member]
Schedule of Related Party Transactions [Line Items]
Nature of related parties	[2]	1,033,517
Advance to Qijia Yu [Member]
Schedule of Related Party Transactions [Line Items]
Nature of related parties	[4]	2,074	1,388
Reimbursement from Qijia Yu [Member]
Schedule of Related Party Transactions [Line Items]
Nature of related parties	[4]	492	69
Loan to Hangzhou Qingniu [Member]
Schedule of Related Party Transactions [Line Items]
Nature of related parties	[1]

[1]	These consisted of the Group’s interest-free loans, which are due on demand, to the related parties for their daily operations and repayment from the related parties.
[2]	These consisted of the Group’s interest-free loans, which are due on demand, from the related parties for the Group’s daily operations or a portion of the IPO costs, including legal fees and accounting fees, and repayment to the related parties.
[3]	This consisted of the Group’s interest-free loan, which is due on demand, to this related party and repayment from this related party.
[4]	This consisted of the advances, which are interest-free and due on demand, made to the related parties for the Group’s daily operational purposes, and repayment and reimbursement from the related parties.
[5]	These consisted of the receivables for selling medical consumables to the related parties and repayment from the related parties.
[6]	This consisted of the payable for purchase of materials from the related party.
[7]	These include: (i) repayments of borrowings from related parties for the Group’s daily operations; and (ii) prepayments for management services of financial administration, financial statement analysis, and financial planning advice.
[8]	This represented management service fee charged by the related party.